Segment Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information [Line Items]
Geographic locations	one
Brazil [Member]
Segment Information [Line Items]
Percentage of Net Revenue	100.00%	100.00%	100.00%